STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We used the following forward-looking range of assumptions to value the 940,000 stock options granted to employees, consultants and directors during the three months ended March 31, 2016 and the 325,000 stock options granted to employees, consultants and directors during the three months ended March 31, 2015:

	2016	2015

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.41%	1.53%
Expected life in years	4.5 - 7	4.75
Volatility	87-95%	92%
Forfeiture rate	2.6%	2.6%

We used the following forward-looking range of assumptions to value each stock option granted to employees, directors and consultants during the year ended December 31, 2015 and 2014:

	2015	2014

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.43-1.63%	1.63-1.76%
Expected life in years	4.75 - 7	4 - 5
Volatility	90-94%	91-98%
Forfeiture rate	2.6%	2.6%